REDEEMABLE NONCONTROLLING INTEREST - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
NONCONTROLLING INTEREST
Redeemable noncontrolling interest opening balance	¥ 0	$ 0	¥ 349,046,548	¥ 349,046,548
Net loss attributable to redeemable noncontrolling interest	0	0		(1,190,122)
Change in redeemable noncontrolling interest			(349,046,548)	1,190,122
Redeemable noncontrolling interest ending balance	¥ 0	$ 0	¥ 0	¥ 349,046,548